Income Tax (Tables)	12 Months Ended
Oct. 31, 2024
Income Tax [Absract]
Schedule of Net Taxable Income (Losses) Before Income Taxes and its Provision for Income Taxes

The net taxable income (losses) before income taxes and its provision for income taxes comprised of the following:

	Years Ended
	October 31, 2024	October 31, 2023	October 31, 2022
Income (loss) attributed to China	(55,774,506)	(4,773,198)	(4,536,555)
PRC statutory tax rate	25%	25%	25%
Income tax expense at statutory rate	(13,943,627)	(1,193,300)	(1,134,139)
Deferred tax assets not recognized	13,943,627	1,193,300	1,134,139
Income tax expense/ (benefit)	-	-	-